SUPPLEMENT DATED APRIL 15, 2018

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
 INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

Effective at the opening of business on May 1, 2018, Columbia Variable Portfolio – Select International Equity Fund will be named Columbia Variable Portfolio – Overseas Core Fund.
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THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.